Loss per share (Details) € / shares in Units, € in Thousands		12 Months Ended
	Feb. 09, 2026 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares
Earnings per share [line items]
Number of shares outstanding | shares		25,000
Loss for the year		€ (62,547)	€ (46,267)	€ (11,390)
Loss attributable to the holder of the profit share certificate		3,027	2,239	752
Cumulative dividend on preferred shares (Series A, B, C and D)		(17,981)	(13,923)	(8,644)
Loss attributable to common shareholders		(77,501)	(57,951)	(19,282)
Loss attributable to common shareholders, after dilution effect		€ (77,501)	€ (57,951)	€ (19,282)
Adjusted liquidation interest, percentage		4.84%		6.60%
Fixed cumulative cash preferential dividend, percentage		6.00%	6.00%	6.00%
Conversion ratio of preferred stock		1	1	1
Weighted average number of common shares outstanding, Basic | shares		541,126	541,126	541,126
Weighted average number of common shares outstanding, Diluted | shares		541,126	541,126	541,126
Basic loss per share | € / shares		€ (143.22)	€ (107.09)	€ (35.63)
Diluted loss per share (in €) | € / shares		€ (143.22)	€ (107.09)	€ (35.63)
Qulaified IPO
Earnings per share [line items]
Number of shares outstanding | shares	541,126
Stock split ratio	21.645